Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 35,529	$ 38,986
Value added tax	14,985	15,219
Other receivables	10,899	9,658
Fair value of derivative instruments	5,386	3,758
Amounts held in escrow in connection with acquisitions	0	2,500
Total prepaid expenses and other current assets	$ 66,799	$ 70,121